FINANCIAL RISK MANAGEMENT (Details 2) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
DEBT COMMITMENTS
Trade and other payables	$ 178.2	$ 169.2
Long-term debt	1,007.7	889.5
Interest payable on long-term debt	292.9	252.5
Gold stream obligation	290.5	277.7
Total debt commitments	1,767.1	$ 1,599.5
Less than 1 year
DEBT COMMITMENTS
Trade and other payables	153.7
Long-term debt	0.0
Interest payable on long-term debt	43.5
Gold stream obligation	24.7
Total debt commitments	221.9
1-3 years
DEBT COMMITMENTS
Trade and other payables	0.0
Long-term debt	230.0
Interest payable on long-term debt	100.8
Gold stream obligation	52.4
Total debt commitments	383.2
4-5 years
DEBT COMMITMENTS
Trade and other payables	0.0
Long-term debt	500.0
Interest payable on long-term debt	100.8
Gold stream obligation	54.8
Total debt commitments	655.6
More than 5 years
DEBT COMMITMENTS
Trade and other payables	0.0
Long-term debt	300.0
Interest payable on long-term debt	47.8
Gold stream obligation	158.6
Total debt commitments	$ 506.4